Subsequent Events (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended	12 Months Ended
	May 11, 2026	May 08, 2026	May 07, 2026	May 04, 2026	Feb. 05, 2026	Jan. 12, 2026	Jul. 09, 2025	Jun. 09, 2025	Jan. 30, 2026	Mar. 24, 2026	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split										1-for-200
Independent Contractor Agreement [Member] | The 2023 Plan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued			69,083
Vivaventures Management Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan agreement description											Company issued a secured promissory note (the “Note”) in the principal amount of $3,670,161, and the Lenders agreed to provide such term loan to the Company (the “Term Loan”) with maturity on October 31, 2025. On November 5 and 6, 2024 (the “Closing Date”), the Company received the net proceeds from the Term Loan less (i) a 3% origination fee, and (ii) repayment of $2,000,000 in outstanding principal, $68,009 in accrued interest, and a $242,991 prepayment fee pursuant to that certain Loan and Security Agreement dated February 5, 2024, by and between the Company, as borrower thereunder, certain of its Subsidiaries, as guarantors thereunder, and Lender and Agent. On April 9, 2025, a Side Letter Cedarview went effective which amended the terms of the Loan Agreement. Under the terms of the Side Letter, we agreed to pay the remaining amounts we owe under the Cedarview Loan as follows: (i) $589,890 on or before April 9, 2025, (ii) payments of $150,000 on each of April 30, 2025 and May 31, 2025, and (iii) four monthly payments of $645,685 until the Cedarview Loan has been paid in full. In exchange for Cedarview agreeing to the extended repayment terms under the Side Letter for the Cedarview Loan we agreed we would (a) pay Cedarview 30% of any net amounts we receive from drawdowns from any equity lines of credit we do in the future as payments on the Cedarview Loan, (b) pay Cedarview 30% of any net proceeds received from the sale of any assets in the future as payments on the Cedarview Loan, and (c) issue Cedarview, or its assignees, 1,500 shares of our restricted common stock. We paid the $589,890 payment on April 9, 2025 and issued Cedarview, and its assignees, 1,500 shares of our restricted common stock on April 11, 2025.
Non Affiliated Accredited Investor [Member] | Securities Purchase Agreement [Member] | Convertible Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount								$ 5,117,647
Customary fees								$ 4,350,000
Lenders [Member] | Lender Forbearance Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lender forbearance agreements description									Company entered into Forbearance and Note Amendment Agreements (the “Lender Forbearance Agreements”) with the each of the Lenders. As of the date the Lender Forbearance Agreements were entered into the Company owed approximately $2,242,793 under the Lender Notes, having satisfied approximately $2,874,854 of the aggregate principal amount since the Lender Notes were issued. Under the terms of the Lender Forbearance Agreements, (i) the parties agreed to extend the maturity date of the Lender Notes until January 31, 2027; (ii) the Company agreed to issue an aggregate of 280,839 shares of its restricted common stock (the “Agreement Shares”); (iii) the Company agreed to pay the following aggregate amounts to payoff the Lender Notes: $378,433.25 on or before March 1, 2026, $396,415 on or before April 30, 2026, $258,904 on or before June 30, 2026, $454,797 on or before July 31, 2026, $17,434 on or before September 30, 2026, $356,194 on or before October 31, 2026, $372,627 on or before January 31, 2027; and (iv) no conversions will be permitted under the Lender Notes unless the Company either fails to pay the Lender Notes in accordance with the above payment terms or the Company fails to get re-listed on Nasdaq on or before February 28, 2026, which date will be extended if the only requirement for the Company to get re-listed is the completion of a reverse stock split of the Company’s common stock so long as the Company is in the process of completing the reverse stock split.
J.J. Astor [Member] | Second Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount						$ 50,000	$ 5,940,000
Closing fees							$ 4,400,000
Shares issued						59,524
J.J. Astor [Member] | Note Payment Amendment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Note payment amendment agreement description					Company entered into a Forbearance and Note Payment Amendment Agreement (the “J.J. Astor Forbearance Agreement”) with J.J. Astor. Under the terms of the J.J. Astor Forbearance Agreement, (i) the parties agreed to extend the maturity date of the Second Note until January 1, 2027; (ii) the Company agreed to pay the following payments to payoff the Second Note: (a) $50,000 per week commencing Monday, April 6, 2026, (b) $100,000 per week commencing Monday, July 6, 2026, (c) $150,000 per week commencing Monday, October 5, 2026, and (d) $250,000 per week commencing Monday, December 7, 2026, with the outstanding balance to be paid in full by January 1, 2027 (the “Amended Payment Terms”), with the Company having the ability to pay the Amended Payment Terms in shares of common stock if certain conditions are met as set forth in the Agreement, and (iii) the Company agree to use its best efforts to remove its suspension from trading on the Nasdaq Capital Market and be reinstated for trading on the Nasdaq Capital Market on or before February 28, 2026 (the “Nasdaq Reinstatement Deadline”), which deadline will be extended to a date not later than April 30, 2026 if the Company has applied for a reverse stock split prior to February 28, 2026 and is only waiting for regulatory approval of such stock split to regain compliance with Nasdaq’s listing rules. In the event the Company fails to comply with the terms of the J.J. Astor Forbearance Agreement, then entire outstanding principal amount plus accrued interest then due and payable under the Second Note shall increase to 110% of the then Outstanding Principal Amount, such balance will begin accruing interest at 19% per annum compounded daily, the balance will become immediately due and payable to J.J. Astor in full, the Forbearance provided herein shall terminate, and J.J. Astor may exercise all of its rights and remedies under the Amended Loan Agreement, the Second Note and other transaction documents.
Cedarview [Member] | Forbearance Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				275,000
Kimberly Hawley [Member] | Executive Employment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	250,000
Institutional Investors [Member] | Securities Purchase Agreement [Member] | Promissory Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt description		Company closed the initial tranche of a securities purchase agreement with certain institutional investors pursuant to which the Company issued promissory notes with aggregate gross proceeds of up to $12.0 million, to be funded in two tranches (the “May 2026 Financing Transaction”). The initial closing provided gross proceeds of $6.0 million before placement agent fees and offering expenses. If fully funded, the notes will have an aggregate principal amount of $15.0 million, inclusive of original issue discount, and are convertible into shares of the Company’s common stock subject to certain pricing terms and ownership limitations.